Investments	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments	Investments
Investments measured at fair value:

	December 31,
	2025	2024
Omnicom Group Inc. Common Stock	$91,266,320	$102,272,331
Spartan 500 Index Pool Class D	707,678,562	661,722,526
Fidelity Contrafund Commingled Pool Class F	555,208,474	511,152,193
JPMCB Large Cap Growth CF-A Class	266,542,693	259,636,627
T. Rowe Price Institutional Large Cap Value Fund	159,748,079	162,743,008
Fidelity Diversified International Commingled Pool Class C	180,668,875	153,771,132
AB Discovery Value Fund Class Z	114,897,285	130,774,077
William Blair Small-Mid Cap Growth CIT	108,415,604	125,132,900
PIMCO Total Return Fund Institutional Class	107,877,219	103,884,862
Vanguard FTSE Social Index Fund IS	75,878,288	69,692,745
State Street U.S. Bond Index Fund Class XIV	33,975,884	24,887,631
State Street Global All Cap Equity Ex-U.S. Index Fund Class II	34,019,458	19,147,439
State Street Russell Small/Mid Cap Index Fund Class II	41,406,775	36,091,574
Fidelity Freedom Blend Income Commingled Pool Class T/Retirement Fund	11,368,039	10,152,441
Fidelity Freedom Blend 2010 Commingled Pool Class T	7,065,617	6,322,733
Fidelity Freedom Blend 2015 Commingled Pool Class T	10,047,845	9,910,597
Fidelity Freedom Blend 2020 Commingled Pool Class T	30,242,395	33,240,211
Fidelity Freedom Blend 2025 Commingled Pool Class T	86,925,940	87,050,854
Fidelity Freedom Blend 2030 Commingled Pool Class T	157,927,279	149,037,005
Fidelity Freedom Blend 2035 Commingled Pool Class T	280,083,679	240,731,405
Fidelity Freedom Blend 2040 Commingled Pool Class T	333,908,504	281,108,386
Fidelity Freedom Blend 2045 Commingled Pool Class T	356,931,206	293,645,061
Fidelity Freedom Blend 2050 Commingled Pool Class T	395,942,381	329,621,593
Fidelity Freedom Blend 2055 Commingled Pool Class T	329,129,549	255,551,019
Fidelity Freedom Blend 2060 Commingled Pool Class T	190,536,326	144,257,385
Fidelity Freedom Blend 2065 Commingled Pool Class T	50,445,600	33,031,153
Fidelity Freedom Blend 2070 Commingled Pool Class T	1,111,463	46
Fidelity Government Money Market Fund	1,448,155	999,832
	$4,720,697,494	$4,235,568,766
The net appreciation (depreciation) in the fair value of investments:

	Year Ended December 31,
	2025	2024
Omnicom Group Inc. Common Stock	$(6,430,333)	$256,553
Spartan 500 Index Pool Class D	112,515,534	(22,968,250)
Fidelity 500 Index Fund	—	152,459,323
Fidelity Contrafund Commingled Pool Class F	108,031,600	(21,771,992)
Fidelity Contrafund Commingled Pool Class D	—	162,976,569
JPMCB Large Cap Growth CF-A Class	34,654,258	66,844,001
T. Rowe Price Institutional Large Cap Value Fund	(428,827)	4,983,480
Fidelity Diversified International Commingled Pool Class C	42,114,722	10,608,980
AB Discovery Value Fund Class Z	(3,996,918)	(4,907,759)
William Blair Small-Mid Cap Growth CIT	300,147	13,502,174
PIMCO Total Return Fund Institutional Class	4,583,103	(2,113,251)
Vanguard FTSE Social Index Fund IS	10,844,179	14,377,290
State Street U.S. Bond Index Fund Class XIV	1,921,554	308,559
State Street Global All Cap Equity Ex-U.S. Index Fund Class II	7,048,715	964,563
State Street Russell Small/Mid Cap Index Fund Class II	4,549,150	5,019,805
Fidelity Freedom Blend Income Commingled Pool Class T/Retirement Fund	1,058,703	371,296
Fidelity Freedom Blend 2005 Commingled Pool Class T	—	39,862
Fidelity Freedom Blend 2010 Commingled Pool Class T	686,914	448,720
Fidelity Freedom Blend 2015 Commingled Pool Class T	1,206,753	619,962
Fidelity Freedom Blend 2020 Commingled Pool Class T	4,261,738	2,479,985
Fidelity Freedom Blend 2025 Commingled Pool Class T	12,944,451	6,936,287
Fidelity Freedom Blend 2030 Commingled Pool Class T	24,576,443	12,630,081
Fidelity Freedom Blend 2035 Commingled Pool Class T	45,086,436	22,130,547
Fidelity Freedom Blend 2040 Commingled Pool Class T	59,378,603	32,272,378
Fidelity Freedom Blend 2045 Commingled Pool Class T	66,787,763	34,587,294
Fidelity Freedom Blend 2050 Commingled Pool Class T	74,940,280	38,826,659
Fidelity Freedom Blend 2055 Commingled Pool Class T	60,403,604	29,105,586
Fidelity Freedom Blend 2060 Commingled Pool Class T	34,551,512	15,638,293
Fidelity Freedom Blend 2065 Commingled Pool Class T	8,751,915	2,991,776
Fidelity Freedom Blend 2070 Commingled Pool Class T	96,950	—
	$710,438,949	$579,618,771